Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 533,329		¥ 386,572
Accumulated depreciation and amortization	(248,736)		(191,242)
Total property, equipment and software, net	284,593	$ 41,262	195,330
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	204,314		163,057
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	19,311		18,979
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	66,618		61,577
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	93,309		83,518
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 149,777		¥ 59,441